Accounts receivable, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jan. 01, 2018 CNY (¥)
Accounts receivable, net
Accounts receivable, gross					¥ 763,004	¥ 206,772
Less: allowance for doubtful receivables	¥ (986)	¥ (7,356)	¥ (7,356)		(986)	(8,344)
Accounts receivable, net				$ 109,457	¥ 762,018	¥ 198,428	¥ 153,944
Summary of allowance for doubtful accounts
Balance at the beginning of the year	(8,344)	(7,356)	(55,220)
Additions charged to general and administrative expenses, net	(117)	(1,198)	(3,049)
Write-off during the year	7,475	210	50,913
Balance at the end of the year	¥ (986)	¥ (8,344)	¥ (7,356)